Discontinued operations (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

The operating results of the Motorsports Group and PGL Nevada, (together, the “discontinued operations”) for the years ended August 31, 2021, and 2020 are presented as follows:

	For the year ended
	Aug 31, 2021	Aug 31, 2020
	$	$
Revenues
Advertising revenue	90,934	562,534

Operating expenses
Salaries and wages	212,546	815,304
Consulting	267,933	1,014,940
Professional fees	24,781	219,369
Sponsorships and tournaments	203,637	3,697,046
Advertising and promotion	1,740	30,808
Office and general	7,374	155,464
Technology expenses	86,590	163,534
Amortization and depreciation	201,335	341,668
Share-based payments	-	-
Interest expense	572	1,162
(Gain) loss on foreign exchange	29,535	(16,550)
Net loss from discontinued operations	(945,109)	(5,860,211)

Schedule of cash flow in discontinued operation

The net cash flows from discontinued operations for the years ended August 31, 2021, and 2020 are as follows:

	For the year months ended
	Aug 31, 2021	Aug 31, 2020
	$	$

Net cash provided by (used in) operating activities	(92,652)	85,693
Disposal of Motorsports	24,348	-
Change in cash	(68,304)	85,693
Cash, beginning of period	68,304	(17,389)
Cash, end of period	-	68,304

Schedule of loss on disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Schedule of net asset

The net assets of the Motorsport Group as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Restricted cash	-
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the year ended
	August 31, 2022 (As Restated)	August 31, 2021 (As Restated)
	$	$
Revenues
Revenue	135,160	3,543

Operating expenses
Salaries and wages	1,882,858	1,449,744
Consulting	945,397	524,971
Professional fees	468,408	584,149
Sponsorships and tournaments	150,512	15,133
Advertising and promotion	416,968	69,592
Office and general	518,540	411,636
Technology expenses	47,809	25,009
Amortization and depreciation	362,572	503,810
Impairment expense	936,562	705,331
Restructuring Costs	226,152	-
Interest expense	66,164	46,977
(Gain) loss on foreign exchange	(601)	-
Non-operational professional fees	1,613,831	846,475
Net income (loss) from discontinued operations	(7,500,012)	(5,179,284)

Schedule of cash flow in discontinued operation
	For the year ended
	August 31, 2022	August 31, 2021

Net cash provided by (used in) operating activities	78,772	1,097,635
Net cash used in financing activities	(110,906)	(1,054,503)
Change in cash	(32,134)	43,132
Cash, beginning of period	52,746	9,614
Cash, end of period	20,612	52,746

UMG [member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the year ended
	August 31, 2022 (As Restated)	August 31, 2021 (As Restated)
	$	$
Revenues
Revenue	596,126	449,857

Operating expenses
Salaries and wages	1,119,786	1,024,732
Consulting	-	-
Professional fees	(6,227)	253,147
Sponsorships and tournaments	713,031	420,537
Advertising and promotion	23,790	17,869
Office and general	97,666	145,866
Technology expenses	82,189	153,312
Amortization and depreciation	140,237	338,475
Impairment expense	457,514	385,231
Restructuring Costs	81,394	-
Interest expense	14,553	36,107
(Gain) loss on foreign exchange	19,974	(15,733)
Net income (loss) from discontinued operations	(2,147,781)	(2,309,686)

Schedule of cash flow in discontinued operation

	For the year ended
	August 31, 2022	August 31, 2021

Net cash provided by (used in) operating activities	6,491	438,394
Net cash used in financing activities	(72,409)	(86,117)
Change in cash	(65,918)	352,277
Cash, beginning of period	175,296	(176,981)
Cash, end of period	109,378	175,296

Schedule of loss on disposal

Consideration transferred for the sale of UMG Games sales and the resulting gain on disposal was as follows:

Amount
$
Consideration received or receivable:
Cash consideration	100
Deferred cash consideration	262,000
Total disposal consideration	262,100
Carrying amount of net assets sold	(4,550)
Gain on disposal of UMG Assets	257,550

Schedule of net asset

The net assets of UMG (the disposal group) as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Property and equipment	27,931
Total assets of disposal group	27,931

Carrying amount of liabilities directly associated with assets as at the date of sale:
Players liability account	23,381
Total liabilities of disposal group	23,381

Net assets of disposal group	4,550

Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the year ended
	August 31, 2022	August 31, 2021
	$	$
Revenues
Revenue	4,759,711	3,422,202

Operating expenses
Salaries and wages	2,113,180	3,384,577
Consulting	796,570	966,372
Office and general	265,125	565,340
Amortization and depreciation	224,349	1,377,550
Share-based payments	(93)	(49)
Interest expense	7,145	41,639
(Gain) loss on foreign exchange	39,350	(135,976)
Net income (loss) from discontinued operations	1,314,085	(2,777,251)

Schedule of cash flow in discontinued operation

	For the year ended
	August 31, 2022	August 31, 2021
	$	$

Net cash provided by (used in) operating activities	509,166	444,640
Disposal of Eden	(647,187)	-
Net cash used in financing activities	(132,550)	(281,647)
Change in cash	(270,571)	162,993
Cash, beginning of period	270,571	107,578
Cash, end of period	-	270,571

Schedule of loss on disposal

Consideration transferred for the sale of Eden Games sales and the resulting gain on disposal was as follows:

Amount
$
Consideration received or receivable:
Cash consideration	15,357,803
Total disposal consideration	15,357,803
Carrying amount of net assets sold	(577,106)
Carrying amount attributable to non-controlling interests	208,598
Gain on disposal before income tax and reclassification of foreign currency translation reserve	14,989,295

Reclassification of foreign currency translation reserve	139,122

Gain on disposal of Eden Games	15,128,417

Schedule of net asset

The net assets of Eden Games (the disposal group) as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash	647,187
Accounts and other receivables	586,309
Government remittances	566,331
Prepaid expenses and other	36,124
Right-of-use assets	16,036
Property and equipment	41,132
Intangible assets	296,235
Goodwill	345,150
Total assets of disposal group	2,534,504

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	1,168,966
Accrued liabilities	750,388
Lease obligation, current	17,959
Long-term debt, current	20,085
Total liabilities of disposal group	1,957,398

Net assets of disposal group	577,106

Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Schedule of loss on disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Schedule of net asset

The net assets of the Motorsport Group as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Restricted cash	-
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

Motorsports Group And P G L Nevada [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for the Motorsports Group and PGL Nevada, (together, the “discontinued operations”) and the related cash flows are as follows:

	For the year ended
	August 31, 2022	August 31, 2021
	$	$
Revenues
Revenue	-	90,934

Operating expenses
Salaries and wages	-	212,546
Consulting	-	267,933
Professional fees	-	24,781
Sponsorships and tournaments	-	203,637
Advertising and promotion	-	1,740
Office and general	-	7,374
Technology expenses	-	86,590
Amortization and depreciation	-	201,335
Interest expense	-	572
(Gain) loss on foreign exchange	5,256	29,535
Gain on extinguishment of liabilities	(1,105,023)	-
Net income (loss) from discontinued operations	1,099,767	(945,109)

Schedule of cash flow in discontinued operation
	For the year ended
	August 31, 2022	August 31, 2021
	$	$

Net cash provided by (used in) operating activities	-	(92,652)
Disposal of Motorsports	-	24,348
Change in cash	-	(68,304)
Cash, beginning of period	-	68,304
Cash, end of period	-	-